Note 11 - Subsequent Events	9 Months Ended
Sep. 30, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
11.	Subsequent Events

a)	At-The-Market (ATM) offering

On
October 22, 2018,
the Company filled an At-The-Market (ATM) offering prospectus for
$40,000,000
of additional common shares for a period of
24
months. This ATM permits the Company to sell common shares having an aggregate offering price of up to
$40,000,000
from time to time at prevailing market prices. The underwriter’s commission will be
3%
of the amount of funds raised. There were
no
draws on this ATM offering prospectus as at the date the financial statements were authorized for issuance.

b)	Public Offering

On
October 30, 2018,
the Company filed a prospectus for a follow-on offering of
5,300,000
common shares, and the underwriters exercised their option to purchase an additional
795,000
common shares, resulting in the issue of
6,095,000
common shares at
$13.25
per share, for net proceeds of
$75,413,225
after deducting underwriting discounts and commissions and estimated offering expenses payable by the Company.